Loans and Allowance for Loan Losses - Company's Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impaired Financing Receivable, Recorded Investment With Allowance [Abstract]
Record Investment	$ 3,156	$ 2,566
Unpaid Principal Balance	3,150	2,738
Related Allowance	1,164	427
Average Recorded Investment	3,783	3,355
Interest Income Recognized	94	46
Impaired Financing Receivable, Recorded Investment Without Allowance [Abstract]
Recorded Investment	2,203	4,392
Unpaid Principal Balance	2,797	4,393
Average Recorded Investment	3,237	3,024
Interest Income Recognized	100	206
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded Investment	5,359	6,958
Unpaid Principal Balance	5,947	7,131
Average Recorded Investment	7,020	6,379
Interest Income Recognized	194	252
Real Estate Portfolio Segment | Residential 1-4 family
Impaired Financing Receivable, Recorded Investment With Allowance [Abstract]
Record Investment	1,641	409
Unpaid Principal Balance	1,635	581
Related Allowance	852	136
Average Recorded Investment	1,782	461
Interest Income Recognized	77	29
Impaired Financing Receivable, Recorded Investment Without Allowance [Abstract]
Recorded Investment	1,196	2,314
Unpaid Principal Balance	1,795	2,322
Average Recorded Investment	1,862	742
Interest Income Recognized	42	103
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded Investment	2,837	2,723
Unpaid Principal Balance	3,430	2,903
Average Recorded Investment	3,644	1,203
Interest Income Recognized	119	132
Real Estate Portfolio Segment | Multifamily
Impaired Financing Receivable, Recorded Investment With Allowance [Abstract]
Record Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment Without Allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment | Commercial
Impaired Financing Receivable, Recorded Investment With Allowance [Abstract]
Record Investment	1,515	2,157
Unpaid Principal Balance	1,515	2,157
Related Allowance	312	291
Average Recorded Investment	2,001	2,894
Interest Income Recognized	17	17
Impaired Financing Receivable, Recorded Investment Without Allowance [Abstract]
Recorded Investment	317	893
Unpaid Principal Balance	316	889
Average Recorded Investment	320	902
Interest Income Recognized	16	39
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded Investment	1,832	3,050
Unpaid Principal Balance	1,831	3,046
Average Recorded Investment	2,321	3,796
Interest Income Recognized	33	56
Real Estate Portfolio Segment | Construction
Impaired Financing Receivable, Recorded Investment With Allowance [Abstract]
Record Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment Without Allowance [Abstract]
Recorded Investment	690	1,185
Unpaid Principal Balance	686	1,182
Average Recorded Investment	822	1,354
Interest Income Recognized	42	64
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded Investment	690	1,185
Unpaid Principal Balance	686	1,182
Average Recorded Investment	822	1,354
Interest Income Recognized	42	64
Real Estate Portfolio Segment | Farmland
Impaired Financing Receivable, Recorded Investment With Allowance [Abstract]
Record Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment Without Allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	233	26
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	233	26
Interest Income Recognized	0	0
Real Estate Portfolio Segment | Second mortgages
Impaired Financing Receivable, Recorded Investment With Allowance [Abstract]
Record Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment Without Allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Real Estate Portfolio Segment | Equity lines of credit
Impaired Financing Receivable, Recorded Investment With Allowance [Abstract]
Record Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment Without Allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial
Impaired Financing Receivable, Recorded Investment With Allowance [Abstract]
Record Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment Without Allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural, installment and other
Impaired Financing Receivable, Recorded Investment With Allowance [Abstract]
Record Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment Without Allowance [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	$ 0	$ 0